Supplemental Information with Respect to Cash Flows (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplemental Information with Respect to Cash Flows [Abstract]
Interest amount paid		$ 2,659
Income tax